Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 HKD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Minimum amount (in Yuan Renminbi) | ¥		¥ 1
Number of loan agreements	3				3	3
Term of the loan	10 years	10 years
Revenue (in Dollars)	$ 894,768		$ 11,858,313
Allowance for uncollectible accounts receivable (in Dollars)	1,942,639			$ 400,759
Impairment loss (in Dollars)
Advertising and promotion expense (in Dollars)			100,255
Operating lease, term of contract	1 year				1 year	1 year
Cash and cash equivalents (in Dollars)	$ 9,153,688			$ 7,876,767
Deposits covered by insurance	68,531				¥ 500,000
Amount not covered by issuance (in Dollars)	9,085,157
Maximum compensation limit by hong kong deposit protection board	64,000					$ 500,000
Insurance coverage upper limit (in Dollars)	$ 250,000
Vendor concentration risk percentage	10.00%	10.00%		10.00%
We Healthy Limited [Member] | Other Investors [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Noncontrolling interest rate	49.00%				49.00%	49.00%
Commission Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue (in Dollars)
Commission Services [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue (in Dollars)			$ 16,152
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk	57.80%	57.80%	62.80%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk	83.10%	83.10%		82.50%
Customers Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk	30.70%	30.70%	11.30%
Customers Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk	16.90%	16.90%		16.50%
Customer Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk			10.30%
One Vendor [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk	100.00%	100.00%
Vendor percentage			100.00%